UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-5853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Heritage Income Trust - High Yield Bond Fund Investment Portfolio July 31, 2008 (unaudited)

	Principal		% of net
	amount	Value	assets
Corporate bonds - 96.1%
Domestic - 85.2%
Advertising - 0.3%
Affinion Group Inc., 10.125%, 10/15/13	$ 30,000	$ 30,150	0.1%
Affinion Group Inc., 11.5%, 10/15/15	75,000	74,625	0.2%
Aerospace/Defense - 1.4%
BE Aerospace Inc., 8.5%, 07/01/18	80,000	82,600	0.3%
DRS Technologies Inc., 7.625%, 02/01/18	180,000	187,200	0.6%
Moog Inc., 144A, 7.25%, 06/15/18	80,000	78,200	0.3%
Sequa Corporation, 144A, 11.75%, 12/01/15	20,000	17,400	0.1%
Sequa Corporation, 144A, PIK, 13.5%, 12/01/15	20,360	17,713	0.1%
Agriculture - 1.2%
Alliance One International Inc., 8.5%, 05/15/12	340,000	318,750	1.0%
Alliance One International Inc., 11.0%, 05/15/12	50,000	51,125	0.2%
Airlines - 0.5%
Continental Airlines Inc., Series 981C, 6.541%, 09/15/09	10,779	9,485	0.0%
DAE Aviation Holdings Inc., 144A, 11.25%, 08/01/15	150,000	146,250	0.5%
Auto manufacturers - 1.4%
General Motors Corporation, 7.2%, 01/15/11	45,000	29,588	0.1%
General Motors Corporation, 8.375%, 07/15/33	790,000	389,075	1.3%
Auto parts & equipment - 2.3%
Allison Transmission, 8.57%, 08/07/14	248,125	221,824	0.7%
Allison Transmission, 144A, 11.0%, 11/01/15	90,000	81,450	0.3%
Keystone Automotive Operations Inc., 9.75%, 11/01/13	115,000	40,250	0.1%
Visteon Corporation, 8.25%, 08/01/10	151,000	129,860	0.4%
Visteon Corporation, 144A, 12.25%, 12/31/16	365,000	253,675	0.8%
Building materials - 1.3%
Associated Materials Inc., 9.75%, 04/15/12	210,000	206,850	0.7%
Nortek Inc., 8.5%, 09/01/14	115,000	65,119	0.2%
NTK Holdings Inc., 0.0% to 09/01/09, 10.75% to maturity, 03/01/14 (a)*	299,000	123,338	0.4%
Chemicals - 0.4%
Georgia Gulf Corporation, 10.75%, 10/15/16	245,000	127,400	0.4%
Coal - 1.3%
International Coal Group Inc., 10.25%, 07/15/14	400,000	407,000	1.3%
Commercial services - 7.6%
Allied Security Escrow Corporation, 11.375%, 07/15/11	299,000	301,790	1.0%
Ashtead Capital Inc., 144A, 9.0%, 08/15/16	200,000	176,000	0.6%
DynCorp International LLC and DI Finance LLC, Series B, 9.5%, 02/15/13	515,000	510,494	1.7%
Education Management LLC, 10.25%, 06/01/16	165,000	143,138	0.5%
H&E Equipment Services Inc., 8.375%, 07/15/16	145,000	124,700	0.4%
Hertz Corporation, 10.5%, 01/01/16	500,000	435,000	1.4%
Penhall International Corporation, 144A, 12.0%, 08/01/14	300,000	213,000	0.7%
RSC Equipment Rental Inc., 9.5%, 12/01/14	170,000	139,400	0.5%
Service Corporation International, 7.625%, 10/01/18	20,000	19,000	0.1%
U.S. Investigations Services Inc., 144A, 10.5%, 11/01/15	220,000	199,100	0.7%
Computers - 1.9%
Activant Solutions Inc., 9.5%, 05/01/16	180,000	136,800	0.4%
Ceridian Corporation, 144A, PIK, 12.25%, 11/15/15	95,000	86,212	0.3%
SunGard Data Systems Inc., 10.25%, 08/15/15	365,000	370,475	1.2%
Distribution/Wholesale - 0.2%
ACE Hardware Corporation, 144A, 9.125%, 06/01/16	50,000	45,500	0.2%
Electric - 7.5%
AES Corporation, 8.0%, 10/15/17	100,000	98,500	0.3%
AES Corporation, 144A, 8.0%, 06/01/20	10,000	9,625	0.0%
Edison Mission Energy, 7.2%, 05/15/19	120,000	112,800	0.4%
Energy Future Holdings Corporation, 144A, PIK, 11.25%, 11/01/17	1,240,000	1,227,600	4.0%
Mirant Mid-Atlantic LLC, 10.06%, 12/30/28	126,658	142,807	0.5%
NRG Energy Inc., 7.25%, 02/01/14	125,000	121,875	0.4%
NRG Energy Inc., 7.375%, 02/01/16	250,000	242,500	0.8%
Orion Power Holdings Inc., 12.0%, 05/01/10	95,000	102,362	0.3%
Texas Competitive Electric Holdings Co. LLC, 144A, PIK, 10.5%, 11/01/16	240,000	231,000	0.8%
Energy-Alternative sources - 0.3%
VeraSun Energy Corporation, 9.375%, 06/01/17	175,000	91,875	0.3%
Entertainment - 0.5%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 12.0%, 10/15/15	90,000	68,850	0.2%
Indianapolis Downs LLC and Downs Capital Corporation, 144A, 11.0% 11/01/12	110,000	89,100	0.3%
Financial services - 12.0%
AAC Group Holding Corporation, 0.0% to 10/01/08, 10.25% to maturity, 10/01/12 (a)*	580,000	556,800	1.8%
Airplanes Pass Through Trust, Series D, 10.875%, 03/15/19 (b)(c)*	493,850	-	0.0%
AmeriCredit Corporation, 8.5%, 07/01/15	70,000	53,725	0.2%
AMH Holdings Inc., 0.0% to 03/01/09, 11.25 to maturity, 03/01/14 (a)*	135,000	82,688	0.3%
Capmark Financial Group Inc., 5.875%, 05/10/12	70,000	44,610	0.1%
Citigroup Inc., 8.4%, 04/29/49	130,000	111,311	0.4%
El Paso Performance-Linked Trust, 144A, 7.75%, 07/15/11	100,000	101,193	0.3%
Ford Motor Credit Company, FRN, 8.02625%, 06/15/11	293,000	231,272	0.8%
Ford Motor Credit Company, FRN, 5.53813%, 01/13/12	70,000	50,751	0.2%
Ford Motor Credit Company, 12.0%, 05/15/15	710,000	598,370	2.0%
General Motors Acceptance Corporation, 8.0%, 11/01/31	560,000	313,792	1.0%
Hawker Beechcraft Acquisition Company LLC, PIK, FRN, 8.875%, 04/01/15	500,000	493,750	1.6%
Leucadia National Corporation, 8.125%, 09/15/15	110,000	109,588	0.4%
Residential Capital LLC, 144A, 8.5%, 05/15/10	80,000	57,200	0.2%
Residential Capital LLC, 144A, 9.625%, 05/15/15	200,000	78,000	0.3%
SLM Corporation, 8.45%, 06/15/18	210,000	198,199	0.6%
Vanguard Health Holding Company II LLC, 9.0%, 10/01/14	195,000	190,125	0.6%
Vanguard Health Holding Company I LLC, 0.0% to 10/01/09, 11.25% to maturity, 10/01/15 (a)*	430,000	378,400	1.2%
Food - 0.6%
Dole Food Company Inc., 8.625%, 05/01/09	90,000	88,088	0.3%
Dole Food Company Inc., 7.25%, 06/15/10	90,000	82,800	0.3%
Forest products & paper - 2.4%
Appleton Papers Inc., Series B, 8.125%, 06/15/11	235,000	223,838	0.7%
NewPage Corporation, FRN, 9.12281%, 05/01/12	365,000	346,750	1.1%
NewPage Holding Corporation, PIK, FRN, 9.98625%, 11/01/13	32,604	30,322	0.1%
Rock-Tenn Company, 144A, 9.25%, 03/15/16	60,000	61,800	0.2%
Verso Paper Holdings LLC and Verso Paper Inc, Series B, 11.375%, 08/01/16	120,000	100,800	0.3%
Healthcare products - 0.7%
Advanced Medical Optics Inc., 7.5%, 05/01/17	90,000	81,000	0.3%
Biomet Inc., 144A, PIK, 10.375%, 10/15/17	30,000	31,575	0.1%
Biomet Inc., 11.625%, 10/15/17	60,000	63,375	0.2%
Universal Hospital Services Inc., FRN, 6.3025%, 06/01/15	40,000	37,200	0.1%
Healthcare services - 4.3%
CRC Health Corporation, 10.75%, 02/01/16	145,000	114,550	0.4%
HCA Inc., 9.25%, 11/15/16	175,000	180,250	0.6%
HCA Inc., 9.625%, 11/15/16	240,000	247,200	0.8%
Tenet Healthcare Corporation, 6.375%, 12/01/11	190,000	187,150	0.6%
Tenet Healthcare Corporation, 7.375%, 02/01/13	375,000	352,500	1.2%
U.S Oncology Holdings Inc., FRN, PIK, 7.94938%, 03/15/12	259,548	207,639	0.7%
Home builders - 0.4%
K Hovnanian Enterprises Inc., 144A, 11.5%, 05/01/13	70,000	70,875	0.2%
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	100,000	67,000	0.2%
Home furnishings - 2.3%
Norcraft Companies LP and Norcraft Finance Corporation, 9.0%, 11/01/11	110,000	108,900	0.4%
Norcraft Holdings LP and Norcraft Capital Corporation, 0.0% to 9/01/08, 9.75% to maturity, 09/01/12 (a)*	650,000	591,500	1.9%
Iron/Steel - 0.9%
Ryerson Inc., 144A, 12.0%, 11/01/15	270,000	263,250	0.9%
Lodging - 2.3%
Caesars Entertainment Inc., 8.125%, 05/15/11	100,000	75,000	0.2%
Harrah's Operating Co. Inc., 144A, 10.75%, 02/01/16	70,000	52,850	0.2%
Inn of the Mountain Gods Resort & Casino, 12.0%, 11/15/10	400,000	292,000	1.0%
MGM Mirage Inc., 7.625%, 01/15/17	120,000	96,000	0.3%
Station Casinos Inc., 7.75%, 08/15/16	260,000	174,200	0.6%
Metal fabricate/hardware - 0.5%
Metals USA Inc., 11.125%, 12/01/15	155,000	160,425	0.5%
Mining - 0.3%
Noranda Aluminium Holding Corporation, PIK, FRN, 8.5775%, 11/15/14	110,000	90,200	0.3%
Office furnishings - 0.4%
Interface Inc., 10.375%, 02/01/10	120,000	126,000	0.4%
Oil & gas - 7.1%
Belden & Blake Corporation, 8.75%, 07/15/12	810,000	818,100	2.7%
Chesapeake Energy Corporation, 6.375%, 06/15/15	15,000	14,175	0.0%
Chesapeake Energy Corporation, 7.25%, 12/15/18	350,000	343,000	1.1%
EXCO Resources Inc., 7.25%, 01/15/11	200,000	198,000	0.6%
Mariner Energy Inc., 7.5%, 04/15/13	115,000	108,962	0.4%
Parallel Petroleum Corporation, 10.25%, 08/01/14	90,000	89,325	0.3%
PetroHawk Energy Corporation, 144A, 7.875%, 06/01/15	70,000	67,725	0.2%
Pride International Inc., 7.375%, 07/15/14	70,000	70,525	0.2%
Quicksilver Resources Inc., 7.75%, 08/01/15	80,000	77,800	0.2%
SandRidge Energy Inc., 144A, 8.0%, 06/01/18	300,000	297,000	1.0%
Whiting Petroleum Corporation, 7.0%, 02/01/14	135,000	129,938	0.4%
Oil & gas services - 0.5%
Complete Production Services Inc., 8.0%, 12/15/16	75,000	74,438	0.2%
Key Energy Services Inc., 144A, 8.375%, 12/01/14	90,000	90,450	0.3%
Packaging & containers - 1.7%
Ball Corporation, 6.625%, 03/15/18	155,000	150,350	0.5%
Berry Plastics Holding Corporation, 10.25%, 03/01/16	170,000	110,500	0.4%
Graham Packaging Company, 9.875%, 10/15/14	70,000	59,850	0.2%
Graphic Packaging International Corporation, 9.5%, 08/15/13	180,000	167,400	0.5%
Radnor Holdings Corporation, 11.0%, 03/15/10 (b)(c)*	150,000	-	0.0%
Solo Cup Company, 8.5%, 02/15/14	35,000	29,925	0.1%
Pharmaceuticals - 0.0%
Leiner Health Products Inc., 11.0%, 06/01/12 (b)	385,000	7,700	0.0%
Pipelines - 2.8%
Dynegy Holdings Inc., 7.75%, 06/01/19	300,000	276,000	0.9%
El Paso Corporation, MTN, 7.8%, 08/01/31	185,000	183,903	0.6%
Enterprise Products Operating LP, 7.034%, 01/15/68	140,000	122,072	0.4%
MarkWest Energy Partners LP and MarkWest Energy Finance Corporation, 144A, 8.75%, 04/15/18	155,000	154,225	0.5%
SemGroup LP, 144A, 8.75%, 11/15/15 (b)	670,000	90,450	0.3%
Southern Natural Gas, 8.0%, 03/01/32	40,000	42,627	0.1%
Printing & publishing - 2.4%
Dex Media West LLC and Dex Media West Finance Co., Series B, 9.875%, 08/15/13	100,000	78,500	0.3%
Idearc Inc., 8.0%, 11/15/16	600,000	273,000	0.9%
R.H. Donnelley Corporation, Series A-1, 6.875%, 01/15/13	230,000	113,850	0.4%
R.H. Donnelley Corporation, Series A-2, 6.875%, 01/15/13	85,000	42,075	0.1%
TL Acquisitions Inc., 144A, 10.5%, 01/15/15	230,000	202,400	0.7%
Real estate - 1.3%
Ashton Woods USA LLC and Ashton Woods Finance Company, 9.5%, 10/01/15	365,000	219,000	0.7%
Realogy Corporation, 10.5%, 04/15/14	30,000	19,500	0.1%
Realogy Corporation, PIK, 11.0%, 04/15/14	144,550	78,418	0.3%
Realogy Corporation, 12.375%, 04/15/15	135,000	64,125	0.2%
REIT - 0.1%
Ventas Realty LP and Ventas Capital Corporation, 6.5%, 06/01/16	50,000	47,000	0.1%
Retail - 4.8%
AutoNation Inc., 7.0%, 04/15/14	35,000	30,144	0.1%
Blockbuster Inc., 9.0%, 09/01/12	150,000	119,438	0.4%
Buffets Inc., 12.5%, 11/01/14 (b)	140,000	2,100	0.0%
Denny's Holdings Inc., 10.0%, 10/01/12	200,000	193,000	0.6%
Dollar General Corporation, 10.625%, 07/15/15	40,000	40,300	0.1%
Dollar General Corporation, PIK, FRN, 11.875%, 07/15/17	110,000	103,950	0.3%
EPL Finance Corporation, 11.75%, 11/15/13	205,000	200,900	0.7%
Eye Care Centers of America, 10.75%, 02/15/15	140,000	142,800	0.5%
Inergy LP and Inergy Finance Corporation, 144A, 8.25%, 03/01/16	35,000	33,680	0.1%
Michaels Stores Inc., 11.375%, 11/01/16	60,000	42,300	0.1%
Neiman Marcus Group Inc., PIK, 9.0%, 10/15/15	80,000	78,400	0.3%
Neiman Marcus Group Inc., 10.375%, 10/15/15	190,000	186,200	0.6%
Sbarro Inc., 10.375%, 02/01/15	100,000	82,000	0.3%
Suburban Propane Partners, LP and Suburban Energy Finance Corporation, 6.875%, 12/15/13	220,000	202,950	0.7%
Semiconductors - 0.5%
Freescale Semiconductor Inc., 10.125%, 12/15/16	180,000	141,300	0.5%
Software - 0.6%
First Data Corporation, 144A, 9.875%, 09/24/15	210,000	185,850	0.6%
Telecommunications - 3.6%
ALLTEL Communications LLC, 144A, PIK, 10.38%, 12/01/17	110,000	127,600	0.4%
Hawaiian Telecom Communications Inc., Series B, 12.5%, 05/01/15	80,000	16,800	0.1%
iPCS Inc., FRN, 4.99781%, 05/01/13	95,000	84,550	0.3%
Level 3 Financing Inc., 9.25%, 11/01/14	400,000	364,000	1.2%
Qwest Communications International Inc., Series B, 7.5%, 02/15/14	300,000	276,750	0.9%
Sprint Capital Corporation, 8.375%, 03/15/12	10,000	9,825	0.0%
Sprint Capital Corporation, 6.875%, 11/15/28	230,000	182,275	0.6%
Windstream Corporation, 8.625%, 08/01/16	45,000	45,562	0.1%
Television, cable & radio - 4.1%
Charter Communications Holding Company LLC, 11.75%, 05/15/11	70,000	47,950	0.2%
Charter Communications Holding Company LLC, 12.125%, 01/15/12	145,000	99,325	0.3%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 11.0%, 10/01/15	724,000	548,430	1.8%
Charter Communications Holdings II LLC and Charter Communications Holdings II Capital Corporation, 10.25%, 10/01/13	65,000	57,200	0.2%
Charter Communications Inc., 144A, 10.875%, 09/15/14	200,000	208,000	0.7%
CSC Holdings Inc., 144A, 8.5%, 06/15/15	240,000	236,400	0.8%
Echostar DBS Corporation, 7.75%, 05/31/15	80,000	76,800	0.1%
Transportation - 0.5%
Saint Acquisition Corporation, 144A, 12.5%, 05/15/17	380,000	148,200	0.5%
Total domestic (cost $31,420,061)		26,010,528	85.2%
Foreign - 10.9% (d)
Chemicals - 0.5%
Montell Finance Co. BV, 144A, 8.1%, 03/15/27	175,000	101,500	0.3%
Nell AF SARL, 144A, 8.375%, 08/15/15	100,000	61,500	0.2%
Electric - 0.2%
AES China Generating Company, 8.25%, 06/26/10	60,000	55,723	0.2%
Electronics - 0.9%
NXP BV and NXP Funding LLC, 7.875%, 10/15/14	75,000	62,438	0.2%
NXP BV and NXP Funding LLC, 9.5%, 10/15/15	340,000	235,450	0.7%
Financial services - 1.9%
Wind Acquisition Holdings Finance SpA, PIK, 12/21/11	603,572	567,358	1.9%
Forest products & paper - 1.9%
Abitibi-Consolidated Co. of Canada, 15.5%, 07/15/10	192,000	144,000	0.5%
Abitibi-Consolidated Co. of Canada, 144A, 13.75%, 04/01/11	170,000	177,225	0.6%
Smurfit Capital Funding PLC, 7.5%, 11/20/25	275,000	244,750	0.8%
Mining - 0.3%
Novelis Inc., 7.25%, 02/15/15	100,000	92,500	0.3%
Oil & gas - 0.2%
Opti Canada Inc., 7.875%, 12/15/14	70,000	69,475	0.2%
Telecommunications - 3.5%
Inmarsat Finance II PLC, 0.0% to 11/15/08, 10.375% to maturity, 11/15/12 (a)*	55,000	55,275	0.2%
NTL Cable PLC, 9.125%, 08/15/16	500,000	462,500	1.5%
True Move Company Ltd, 144A, 10.75%, 12/16/13	650,000	546,000	1.8%
Transportation - 1.5%
Kansas City Southern de Mexico SA de CV, 7.625%, 12/01/13	60,000	58,800	0.2%
Teekay Corporation, 8.875%, 07/15/11	145,000	152,250	0.5%
Transportaction Ferroviaria Mexicana SA de CV, 9.375%, 05/01/12	235,000	242,638	0.8%
Total foreign (cost $3,775,683)		3,329,382	10.9%
Total corporate bonds (cost $35,195,744)		29,339,910	96.1%

Domestic convertible bonds - 0.3%
Transportation - 0.3%
Horizon Lines Inc., 4.25%, 08/15/12	125,000	98,906	0.3%
Total domestic convertible bonds (cost $99,087)		98,906	0.3%

			% of net
Warrants, common & preferred stocks - 0.6%	Shares	Value	assets
Axiohm Transaction Solutions (common stock) (c)(e)*	4,056	-	0.0%
Bank of America Corporation, Series L, 7.25% (convertible preferred stock)	210	$ 195,930	0.6%
Home Interiors & Gifts Inc. (common stock) (c)(e)*	735,946	7	0.0%
ION Media Networks Inc, Series B, 12.0%, 08/31/13 (convertible preferred stock)	-	180	0.0%
Mattress Discounters Corporation (common stock) (c)*	3,747.00	-	0.0%
TCR Holding Corporation, Class B (preferred stock) (c)*	602	1	0.0%
TCR Holding Corporation, Class C (preferred stock) (c)*	331	-	0.0%
TCR Holding Corporation, Class D (preferred stock) (c)*	873	1	0.0%
TCR Holding Corporation, Class E (preferred stock) (c)*	1,807	2	0.0%
UbiquiTel Inc., 04/15/10 (warrants) (c)*	375	4	0.0%
World Access Inc. (common stock) (c)*	1,571	2	0.0%
Total warrants, common & preferred stocks (cost $1,304,502)		196,127	0.6%

Total investment portfolio excluding
repurchase agreement (cost $36,599,333)		29,634,943	97.0%
Repurchase agreement -1.3%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $386,021 on
August 1, 2008, collateralized by
$295,000 United States Treasury Bonds,
8.75% due May 15, 2017 (market value
$403,881 including interest) (cost $386,000)		386,000	1.3%
Total investment portfolio (cost $36,985,333)		30,020,943	98.3%
Other assets and liabilities, net,		520,938	1.7%
Net assets		$ 30,541,881	100.0%

*	Non-income producing security.
(a)	Bonds reset to applicable coupon rate at a future date.
(b)	Issuer has defaulted on principal and/or interest payments and may have sought bankruptcy protection.
(c)	Restricted securities deemed to be illiquid and fair valued according to procedures by the Board of Trustees. At July 31, 2008, these securities aggregated $17 or 0.0% of the net assets of the Fund.
(d)	U.S. dollar denominated.
(e)	Private placement security acquired from issuers of bonds that have defaulted. At July 31 ,2008, these securities aggregated $7 or 0.0% of the net assets of the Fund.

144A -

securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2008, these securities aggregated $6,385,623 or 20.9% of the net assets of the Fund.

FRN -	Floating rate notes reset their interest rate on a semiannual or quarterly basis.
MTN -	Medium term note
PIK -	Payment-in-kind securities may pay interest in the form of additional shares, as opposed to cash payouts.
REIT -	Real estate investment trust

Heritage Income Trust – High Yield Bond Fund

7-31-08

NOTE 1 | Organization and investment objective Heritage Income Trust (the “Trust”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Heritage Income Trust presently offers shares in the High Yield Bond Fund (the “Fund”) which seeks high current income and is advised by Heritage Asset Management, Inc. (the “Manager” or “Heritage”). The Heritage Mutual Funds consist of the Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, in addition to another investment company advised by the Manager, the Heritage Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Heritage Mutual Funds may serve as trustees for one or more Trusts.

Class offerings The Trust is authorized and currently offers Class A and Class C shares to the public.

•

Class A shares are sold subject to a maximum front-end sales charge of 3.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund’s shares is based on the Fund’s NAV per share. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Fund’s value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAVs. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

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Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

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Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the time of the Fund’s NAV calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

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Fixed income securities Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

•	Short-term securities The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts The Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Boards of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made monthly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3 | New accounting pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE INCOME TRUST
Date: September 29, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Date: September 29, 2008

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer